Inventories, Net (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Inventories, Net [Abstract]
Schedule of Inventories

The components of inventories were as follows as of March 31, 2026 and September 30, 2025:

	2026	2025
	(Unaudited)	(Audited)
Smartphones	$6,050,444	$12,725,500
Tablets	380,189	273,956
Laptops and others	2,505,750	1,774,255
Less: inventory impairment	(2,082,328)	(105,176)
Total inventories, net	$6,854,055	$14,668,535

The components of inventories were as follows of September 30, 2025, and 2024:

	2025	2024
Smartphones	$12,725,500	$645,832
Tablets	273,956	570,441
Laptops and other	1,774,255	2,625,799
Less: Inventory Impairment	(105,176)	—
Total inventories, net	$14,668,535	$3,842,072